ACQUISITIONS (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 01, 2016	Dec. 30, 2017
2017 Acquisitions
ACQUISITIONS
Purchase consideration		$ 340
Mactac Acquisition
ACQUISITIONS
Purchase consideration	$ 220